Right of use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Right of use assets and lease liabilities
Schedule of right-of-use assets recognized and the movements

		Motor
(in EUR 000)	Building	vehicles	Total
Cost
Opening value at January 1, 2022	3,443	670	4,113
Additions	368	433	801
Disposal	—	(94)	(94)
Exchange difference	(187)	—	(187)
Cost at December 31, 2022	3,624	1,009	4,633
Additions	—	396	396
Disposal	—	(34)	(34)
Lease modification	1,093	12	1,105
Exchange difference	(113)	—	(113)
Cost at December 31, 2023	4,604	1,383	5,987
Depreciation
Opening accumulated depreciation at January 1, 2022	(688)	(207)	(895)
Depreciation charge	(530)	(198)	(728)
Disposal	—	94	94
Exchange difference	55	—	55
Depreciation at December 31, 2022	(1,163)	(311)	(1,474)
Depreciation charge	(535)	(261)	(796)
Disposal	—	34	34
Exchange difference	37	—	37
Depreciation at December 31, 2023	(1,661)	(538)	(2,199)
Net book value at December 31, 2022	2,461	698	3,159
Net book value at December 31, 2023	2,943	845	3,788

Schedule of maturity analysis of lease liabilities

(in EUR 000)	2023	2022
Lease debt at January 1	3,305	3,319
New lease debts	397	798
Rent expense paid	(886)	(772)
Accretion of interest	129	98
Lease modification	1,105	—
Exchange differences	(83)	(138)
Lease debt at December 31	3,967	3,305

Schedule of detailed information about lease liabilities

(in EUR 000)	2023	2022
Lease debt at January 1	3,305	3,319
New lease debts	397	798
Rent expense paid	(886)	(772)
Accretion of interest	129	98
Lease modification	1,105	—
Exchange differences	(83)	(138)
Lease debt at December 31	3,967	3,305

	As at December 31
(in EUR 000)	2023	2022
Non-current lease liabilities	3,116	2,586
Current lease liabilities	851	719
Total	3,967	3,305